Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
Investor | Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Obligations Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of U.S. Treasury Obligations Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

  You invest $10,000 in the fund for the time periods indicated

  Your investment has a 5% return each year and the fund's operating expenses remain the same

  You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Obligations Portfolio, which has the same goals and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a money market fund that invests all of its assets in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations. Direct obligations of the U.S. Treasury include U.S. Treasury bills, notes and bonds; STRIPS, which are individual interest and principal components of eligible Treasury notes and bonds that are traded as separate securities; and TIPS, which are inflation-protected securities issued by the U.S. Treasury, the principal of which increases with inflation and decreases with deflation, as measured by the Consumer Price Index. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund's subadviser or Board of Trustees (the "Board") will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

You should be aware that a very small number of money market funds in other fund complexes have, in the past, "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the fund to maintain a $1.00 per share net asset value. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund's manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise.

Recent market events risk. Financial markets in the United States, Europe and elsewhere have experienced increased volatility and lack of liquidity since the global financial crisis began in 2008.

Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.

Credit risk. An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on variations in short-term interest rates, and when interest rates are very low the fund's expenses could absorb all or a significant portion of the fund's income. If interest rates increase, the fund's yield may not increase proportionately. For example, the fund's manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the implementation of the new requirements recently adopted for money market funds may have a negative effect on the fund's yield.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Liquidity risk. The fund may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Money market fund reform risk. New requirements for money market funds will take effect over the course of 2015 and 2016. The new regulations will impact funds differently depending upon the types of investors that will be permitted to invest in a fund, and the types of securities in which a fund may invest. "Retail" money market funds will generally limit their beneficial owners to natural persons. All other money market funds will be considered to be "institutional" money market funds.

"Prime" money market funds will be permitted to invest primarily in corporate or other non-governmental securities, "U.S. government" money market funds will be required to invest a very high percentage of their assets in U.S. government securities and "municipal" money market funds will be required to invest significantly in municipal securities. Under the new requirements, institutional prime money market funds and institutional municipal money market funds will be required to sell and redeem shares at prices based on their market value (a floating net asset value). Retail money market funds and institutional U.S. government money market funds will not be subject to the floating net asset value requirement. The new rules will also permit or require both retail and institutional money market funds to impose liquidity fees and suspend redemptions temporarily in certain circumstances. As a result, money market funds will be required to implement changes that will impact and may adversely affect the funds and their investors.

Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund's ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information ("SAI").
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	You should be aware that a very small number of money market funds in other fund complexes have, in the past, "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the fund to maintain a $1.00 per share net asset value. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund's manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund is newly offered. Once the fund has a performance record of at least one calendar year, the fund’s performance will be included in its Prospectus. The fund will make updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund is newly offered. Once the fund has a performance record of at least one calendar year, the fund’s performance will be included in its Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926 or 1-203-703-6002
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund)
Investor | Western Asset Institutional U.S. Treasury Obligations Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other expenses	rr_OtherExpensesOverAssets	2.70%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.05%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.70%)	[1],[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.35%	[1]
1 year	rr_ExpenseExampleYear01	36
3 years	rr_ExpenseExampleYear03	410
5 years	rr_ExpenseExampleYear05	1,105
10 years	rr_ExpenseExampleYear10	2,962
1 year	rr_ExpenseExampleNoRedemptionYear01	36
3 years	rr_ExpenseExampleNoRedemptionYear03	410
5 years	rr_ExpenseExampleNoRedemptionYear05	1,105
10 years	rr_ExpenseExampleNoRedemptionYear10	2,962

[1]	The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Obligations Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of U.S. Treasury Obligations Portfolio.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.35% for Investor Shares. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.